Share Based Compensation (Details) - Schedule of Group decided to cancel all the shares of options - Stock Options [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation (Details) - Schedule of Group decided to cancel all the shares of options [Line Items]
Number of options, Beginning	146,875	146,875	157,264
Weighted average exercise price, Beginning	$ 19.2	$ 19.2	$ 84.64
Weighted average remaining contractual term (Years), Beginning	1 year 2 months 19 days	2 years 4 months 20 days	5 years 6 months 7 days
Aggregate intrinsic value, Beginning		$ 4,828	$ 5,653
Number of options, Granted			146,875
Weighted average exercise price, Granted			$ 19.2
Weighted average remaining contractual term (Years), Granted
Aggregate intrinsic value, Granted
Number of options, Forfeited			(157,264)
Weighted average exercise price, Forfeited			$ 81.92
Weighted average remaining contractual term (Years), Forfeited
Aggregate intrinsic value, Forfeited
Number of options, Ending	146,875	146,875	146,875
Weighted average exercise price, Ending	$ 19.2	$ 19.2	$ 19.2
Weighted average remaining contractual term (Years), Ending	1 year 2 months 19 days	1 year 2 months 19 days	2 years 4 months 20 days
Aggregate intrinsic value, Ending			$ 4,828